PIMCO Variable Insurance Trust

Supplement Dated September 1, 2009 to the

Emerging Markets Bond Portfolio Administrative Class Prospectus and

Emerging Markets Bond Portfolio Advisor Class Prospectus, each dated May 1, 2009

Disclosure Related to the Emerging Markets Bond Portfolio (the “Portfolio”)

Effective September 1, 2009, Ramin Toloui is the portfolio manager of the Portfolio and the disclosure in the table providing information with respect to Mr. Toloui and the Portfolio in the “Management of the Portfolio-Individual Portfolio Manager” section of each Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Emerging Markets Bond	Ramin Toloui	9/09	Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Undersecretary for International Affairs.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated September 1, 2009 to the

Administrative Class Prospectus, Institutional Class Prospectus and

Advisor Class and Class M Prospectus, each dated May 1, 2009

Disclosure Related to the Emerging Markets Bond Portfolio (the “Portfolio”)

Effective September 1, 2009, Ramin Toloui is the portfolio manager of the Portfolio and the disclosure in the table providing information with respect to Mr. Toloui and the Portfolio in the “Management of the Portfolios-Individual Portfolio Managers” section of each Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Emerging Markets Bond	Ramin Toloui	9/09	Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Undersecretary for International Affairs.

Investors Should Retain This Supplement For Future Reference